Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,056,639	$ 37,630	$ 1,133,701	$ (1,036,715)
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
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Exchange Rate	US$1=NT$28.48	US$1=NT$28.48	US$1=NT$29.98	US$1=NT$30.715
Net Foreign Exchange Gain (Loss)	$ (143,804)	$ (5,121)	$ (84,177)	$ (67,476)
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 1,382,067	$ 49,219	$ 1,203,823	$ (849,234)
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.3648	RMB1=NT$4.3648	RMB1=NT$4.2975	RMB1=NT$4.4753
Net Foreign Exchange Gain (Loss)	$ (181,624)	$ (6,468)	$ 14,055	$ (120,005)